STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

February 29, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Australia - 2.0%
CSL	129,000		25,592,515
Canada - 1.9%
Alimentation Couche-Tard, Cl. B	795,200		24,147,776
China - 1.7%
CNOOC	15,260,000	[a]	21,044,120
Denmark - 2.3%
Novo Nordisk, Cl. B	487,600		28,979,759
Finland - 1.1%
Kone, Cl. B	235,400		13,286,349
France - 3.9%
L'Oreal	92,900		24,985,040
LVMH Moet Hennessy Louis Vuitton	59,900		24,713,448
			49,698,488
Hong Kong - 6.1%
AIA Group	3,621,800	[a]	35,028,219
CLP Holdings	1,301,000		13,708,466
Hong Kong & China Gas	7,087,465	[a]	13,701,084
Jardine Matheson Holdings	264,500		14,462,341
			76,900,110
Ireland - 2.0%
Experian	760,500		25,451,504
Japan - 8.6%
FANUC	138,100	[a]	22,855,610
Keyence	126,428		40,788,694
Shin-Etsu Chemical	253,600		28,363,498
SMC	41,500		16,460,697
			108,468,499
Spain - 2.1%
Industria de Diseno Textil	865,000	[a]	26,921,952
Switzerland - 8.0%
Nestle	254,200		26,336,887
Novartis	267,400		22,448,026
Roche Holding	100,100		32,627,043
SGS	7,900		19,687,300
			101,099,256
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing, ADR	595,700		32,072,488

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.3% (continued)
United Kingdom - 5.7%
Compass Group		1,018,000		22,350,808
Linde		126,500		24,162,765
Reckitt Benckiser Group		343,000		25,318,224
				71,831,797
United States - 50.3%
Adobe		83,500	[a]	28,817,520
Alphabet, Cl. C		23,697	[a]	31,738,103
Amphenol, Cl. A		277,500		25,441,200
Automatic Data Processing		156,300		24,185,862
Booking Holdings		14,410	[a]	24,434,461
Cerner		362,300		25,096,521
Cisco Systems		523,700		20,911,341
Cognizant Technology Solutions, Cl. A		441,200		26,882,316
Colgate-Palmolive		358,100		24,196,817
Edwards Lifesciences		120,500	[a]	24,683,220
EOG Resources		383,800		24,279,188
Fastenal		739,300	[b]	25,298,846
Gilead Sciences		262,000		18,172,320
Intuitive Surgical		50,200	[a]	26,804,792
IPG Photonics		92,700	[a,b]	11,832,228
Johnson & Johnson		186,200		25,040,176
Mastercard, Cl. A		124,000		35,991,000
Microsoft		233,800		37,877,938
NIKE, Cl. B		267,000		23,864,460
Oracle		485,300		24,002,938
Schlumberger		351,600		9,524,844
Starbucks		264,616		20,753,833
Stryker		128,200		24,433,638
The TJX Companies		440,000		26,312,000
The Walt Disney Company		190,400		22,400,560
Waters		106,900	[a]	20,833,741
				633,809,863
Total Common Stocks (cost $677,335,190)				1,239,304,476
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $18,871,644)	1.59	18,871,644	[c]	18,871,644
Total Investments (cost $696,206,834)		99.8%		1,258,176,120
Cash and Receivables (Net)		.2%		2,406,337
Net Assets		100.0%		1,260,582,457

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At February 29, 2020, the value of the fund’s securities on loan was $21,822,462 and the value of the collateral was $22,347,465, consisting of U.S. Government & Agency securities.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

February 29, 2020 (Unaudited)

The following is a summary of the inputs used as of February 29, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	714,192,892	525,111,584	††	-	1,239,304,476
Investment Companies	18,871,644	-		-	18,871,644

† See Statement of Investments for additional detailed categorizations, if any.

† † Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 29, 2020, accumulated net unrealized appreciation on investments was $561,969,286, consisting of $589,731,705 gross unrealized appreciation and $27,762,419 gross unrealized depreciation.

At February 29, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.